SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - MULTIBUCKET ANNUITY PRODUCT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Insurance [Abstract]
Insurance Liabilities Held, Related to Multibucket Annuity Products	$ 52.6	$ 63.7
Return Of Premium Annual Percentage, Multibucket Annuity	3.00%